Federated MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—4.1%
109,171	[1]	AMC Networks, Inc.	$3,994,567
5,791		Cable One, Inc.	9,868,038
53,402	[1]	Take-Two Interactive Software, Inc.	6,656,025
55,496	[1]	TripAdvisor, Inc.	1,516,151
		TOTAL	22,034,781
		Consumer Discretionary—15.0%
5,747	[1]	AutoZone, Inc.	6,080,096
14,806	[1]	Bright Horizons Family Solutions, Inc.	2,424,186
4,934	[1]	Burlington Stores, Inc.	1,072,997
50,037		Dollar General Corp.	7,676,176
178,636		Dunkin' Brands Group, Inc.	13,949,685
74,300	[1,2]	GNC Holdings, Inc.	159,002
42,393	[1]	Lululemon Athletica, Inc.	10,148,460
28,364	[1]	O'Reilly Automotive, Inc.	11,518,621
10,579	[1]	Planet Fitness, Inc.	854,678
5,684	[1]	Skechers USA, Inc., Class A	212,525
117,786	[1]	Tempur Sealy International, Inc.	10,791,553
14,811		The Wendy's Co.	320,954
6,057		Vail Resorts, Inc.	1,420,427
285,064		Wyndham Destinations, Inc.	13,834,156
		TOTAL	80,463,516
		Consumer Staples—2.3%
2,581		Brown-Forman Corp., Class B	174,579
91,898		Church and Dwight, Inc.	6,820,670
17,491		Hershey Foods Corp.	2,714,079
50,882		Nu Skin Enterprises, Inc., Class A	1,658,244
8,025	[1,2]	Post Holdings, Inc.	839,174
		TOTAL	12,206,746
		Energy—0.1%
5,349		ONEOK, Inc.	400,480
		Financials—5.4%
27,790	[1]	Athene Holding Ltd.	1,210,532
63,443		Citizens Financial Group, Inc.	2,365,155
3,311		LPL Investment Holdings, Inc.	305,042
25,912		MSCI, Inc., Class A	7,405,650
8,303		Marketaxess Holdings, Inc.	2,940,757
77,168		RenaissanceRe Holdings Ltd.	14,618,706
		TOTAL	28,845,842
		Health Care—14.7%
16,001	[1]	Align Technology, Inc.	4,113,857
76,740	[1]	Alkermes, Inc.	1,336,043
19,886	[1]	Alnylam Pharmaceuticals, Inc.	2,282,714
84,451		AmerisourceBergen Corp.	7,225,628
47,600		Bruker Corp.	2,354,772
16,897	[1]	Charles River Laboratories International, Inc.	2,611,938
18,281		Chemed Corp.	8,537,958
27,731	[1]	Dexcom, Inc.	6,676,238

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
2,352		Encompass Health Corp.	$181,175
114,916	[1,2]	Hologic, Inc.	6,150,304
5,312	[1]	IQVIA Holdings, Inc.	824,688
46,782	[1]	Incyte Genomics, Inc.	3,418,361
38,583	[1]	Insulet Corp.	7,486,645
34,791	[1]	Jazz Pharmaceuticals PLC.	4,987,290
23,981	[1]	Masimo Corp.	4,091,159
201	[1]	Mettler-Toledo International, Inc.	152,193
4,175	[1]	Neurocrine Biosciences, Inc.	417,834
53,851	[1]	Seattle Genetics, Inc.	5,836,910
31,898	[1]	Varian Medical Systems, Inc.	4,483,902
38,185	[1]	Veeva Systems, Inc.	5,598,303
1,130		West Pharmaceutical Services, Inc.	176,223
		TOTAL	78,944,135
		Industrials—16.0%
78,069		Alaska Air Group, Inc.	5,042,477
13,244		Ametek, Inc.	1,286,654
54,644		Cintas Corp.	15,244,037
80,223	[1]	Copart, Inc.	8,139,425
84,669		HEICO Corp.	10,366,026
2,675		Huntington Ingalls Industries, Inc.	698,175
92,593	[1]	Jet Blue Airways Corp.	1,836,119
410,882		KAR Auction Services, Inc.	8,636,740
1,388		Lennox International, Inc.	323,376
4,150		MSC Industrial Direct Co.	282,490
35,233		Pitney Bowes, Inc.	131,771
107,189		R.R. Donnelley & Sons Co.	257,254
47,656		Rockwell Automation, Inc.	9,133,749
150,130		TransUnion	13,766,921
51,591	[1]	United Rentals, Inc.	7,000,383
22,608		Verisk Analytics, Inc.	3,673,122
		TOTAL	85,818,719
		Information Technology—35.0%
65,794	[1]	Advanced Micro Devices, Inc.	3,092,318
72,262	[1]	Akamai Technologies, Inc.	6,745,658
63,782	[1]	Ansys, Inc.	17,497,316
29,778	[1]	Atlassian Corp. PLC	4,377,366
171,530		Booz Allen Hamilton Holding Corp.	13,386,201
40,824		CDW Corp.	5,325,491
143,231	[1]	Cadence Design Systems, Inc.	10,328,387
21,165	[1]	Ceridian HCM Holding, Inc.	1,551,183
82,862		CoreLogic, Inc.	3,853,083
80,710	[1]	DocuSign, Inc.	6,336,542
24,405	[1]	EPAM Systems, Inc.	5,567,757
14,061	[1]	F5 Networks, Inc.	1,717,129
10,002	[1,2]	FleetCor Technologies, Inc.	3,152,930
142,358	[1]	Fortinet, Inc.	16,422,419
46,529		KLA Corp.	7,711,717
134,618	[1]	Keysight Technologies, Inc.	12,518,128
29,599		Lam Research Corp.	8,826,718
61,578	[1]	Manhattan Associates, Inc.	5,262,456

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
125,520		Paychex, Inc.	$10,765,850
33,470	[1]	Paycom Software, Inc.	10,648,815
37,894	[1]	Paylocity Corp.	5,376,780
2,857	[1,2]	RingCentral, Inc.	587,342
86,716		SS&C Technologies Holdings, Inc.	5,463,975
9,099	[1]	Splunk, Inc.	1,412,711
22,429		Teradyne, Inc.	1,480,090
7,143	[1]	Trade Desk, Inc./The	1,922,753
34,143		Universal Display Corp.	6,014,972
46,545	[1]	WEX, Inc.	10,096,541
1,606	[1]	Zebra Technologies Corp., Class A	383,866
		TOTAL	187,826,494
		Materials—3.9%
179,524	[1]	Axalta Coating Systems Ltd.	5,172,086
82,128		Grace (W.R.) & Co.	5,532,142
13,348		Martin Marietta Materials	3,521,202
48,027		Scotts Miracle-Gro Co.	5,894,834
4,233		Sealed Air Corp.	150,272
4,214		Vulcan Materials Co.	596,829
		TOTAL	20,867,365
		Real Estate—1.6%
2,773	[1]	CBRE Group, Inc.	169,292
7,780		Lamar Advertising Co.	722,062
31,517		SBA Communications, Corp.	7,865,382
		TOTAL	8,756,736
		TOTAL COMMON STOCKS (IDENTIFIED COST $480,901,741)	526,164,814
		INVESTMENT COMPANIES—2.3%
969,436		Federated Government Obligations Fund, Premier Shares, 1.49%[3]	969,436
11,307,920		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[3]	11,311,313
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,280,749)	12,280,749
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $493,182,490)	538,445,563
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(2,366,669)
		TOTAL NET ASSETS—100%	$536,078,894
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	820,447	10,531,576	11,352,023
Purchases/Additions	8,534,354	45,397,505	53,931,859
Sales/Reductions	(8,385,365)	(44,621,161)	(53,006,526)
Balance of Shares Held 1/31/2020	969,436	11,307,920	12,277,356
Value	$969,436	$11,311,313	$12,280,749
Change in Unrealized Appreciation/Depreciation	N/A	$(1,210)	$(1,210)
Net Realized Gain/(Loss)	N/A	$518	$518
Dividend Income	$9,396	$36,607	$ 46,003
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Collateral Received
$933,680	$969,436
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.